Equipment Loan Receivable (Details 1) (USD $)	Dec. 31, 2014
SQN AIF IV, GP LLC [Member]
Maturities of equipment loans receivable
2015	$ 3,745,609
2016	3,425,757
2017	2,679,939
2018	2,006,625
2019	221,841
Thereafter	2,444,139
Total future maturities of partnership's loans receivable	14,523,910
SQN Echo II And SQN Echo LLC [Member]
Maturities of equipment loans receivable
2015	3,643,350
2016	3,312,790
2017	2,555,143
2018	1,818,656
2019	69,540
Total future maturities of partnership's loans receivable	$ 11,399,479